Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Compliance with International Financial Reporting Standards	Compliance with International Financial Reporting StandardsThe ADCT Group consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). As of December 31, 2020, the financial statements are presented in thousand dollars (KUSD).
Historical Cost Convention	Historical Cost ConventionThe consolidated financial statements have been prepared under the historical cost convention, except for the defined benefit pension liabilities, where plan assets are measured at fair value, and the embedded derivative conversion feature and the derivative associated with the convertible loans (see note 21 “Convertible loans”), which are measured at fair value.
Going concern basis	Going concern basis
ADCT is a late clinical-stage company developing innovative therapeutics. The Group is exposed to all risks inherent in establishing and developing its business, including the substantial uncertainty that current projects will succeed. The Group's success may also depend on its ability to:

•establish and maintain a strong patent position and protection;
•develop, gain regulatory approval and commercialize drug products;
•enter into collaborations with partners in the pharmaceutical industry;
•acquire and retain key personnel; and
•acquire additional funding to support its operations.

Since its incorporation, the Group has primarily funded its growth through capital increases, both equity and debt, and additional funds provided by research collaborations. During the 2020 fiscal year, the Company issued common shares through an initial public and follow-on offering (see note 2(vi) and 2(vii)) and the issuance of convertible loans (see note 21, “Convertible loans”). The Group does not have recourse to bank loans. As a result, the Group is not exposed to liquidity risk through requests for early repayment of loans, other than, pursuant to the convertible loans, it must maintain a balance of at least USD 50 million in cash and cash equivalents at the end of each quarter.

As of December 31, 2020, the Group’s cash and cash equivalents amounted to KUSD 439,195 (December 31, 2019: KUSD 115,551).
Management believes that the Group has sufficient financial resources to cover its operating costs for at least the next 12 months from the date of issuance of these consolidated financial statements and as a result, is presenting these consolidated financial statements of the Group on a going concern basis.
Consolidation	ConsolidationThe annual closing date of the individual financial statements is December 31. Subsidiaries are all entities over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are de-consolidated from the date that control ceases. All intercompany transactions have been eliminated.
Foreign currency translation	Foreign currency translation
Functional and presentation currency
Items included in the financial statements of each of the Group entities are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The consolidated financial statements are presented in US dollars (“USD” or “Dollars”), which is the Company’s functional and Group’s presentation currency.
Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in Consolidated Statement of Operation.
All foreign exchange gains and losses are presented in the Consolidated Statement of Operation within “Exchange differences”.
Group companies
The results and financial position of all the Group entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows:
(i)assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet;
(ii)income and expenses for each Consolidated Statement of Operation are translated at monthly average exchange rates; and
(iii)all resulting exchange differences are recognized in other comprehensive loss, under “Cumulative translation adjustments”.

Cash and cash equivalents	Cash and cash equivalentsCash and cash equivalents includes cash on hand, deposits held at call with external financial institutions and other short-term highly liquid investments with original maturities to the Company of three months or less. They are both readily convertible to known amounts of cash and so near their maturity that they present insignificant risk of changes in value because of changes in interest rates. Any bank overdrafts are not netted against cash and cash equivalents but are shown as part of current liabilities on the Consolidated Balance Sheet.
Inventory	InventoryThe Company assessed its accounting policy for inventory costs, with the Company’s submission of its biologics license application (“BLA”) to the U.S. Food and Drug Administration (“FDA”) for Lonca for the treatment of relapsed or refractory diffuse large B-cell lymphoma (“DLBCL”). The Company believes that capitalization of inventory costs associated with certain products prior to regulatory approval of such products, or for inventory produced in new production facilities, is appropriate when management considers it highly probable that pre-approval inventory costs will be recoverable through future sales of the drug product. The determination to capitalize is based on the particular facts and circumstances relating to the expected regulatory approval of the product or production facility being considered and, accordingly, the time frame within which the determination is made varies from product to product. The assessment of whether or not the product is considered highly probable to be saleable will be made on a quarterly basis and includes, but is not limited to, how far a particular product or facility has progressed along the approval process, any known safety or efficacy concerns, potential labeling restrictions and other impediments. As of December 31, 2020, the Company believes it is highly probable that it will receive regulatory approval for Lonca. Accordingly, such costs incurred to manufacture pre-approved product would qualify to be capitalized as inventory. However, the Company has written-down such inventory costs incurred related to the manufacture of Lonca to a net realizable value of zero. The impairment charge has been recorded as research and development expense because of the inherent risks associated with the development of a product candidate, uncertainty about the regulatory approval process, including the expected dating of Lonca at the time of launch, as well as the timing of the associated commercial launch and market size for the drug candidate, and lack of history for the Company’s ability to obtain regulatory approval for drug candidates. The Company anticipates that it will reverse impairments resulting from the write-down of its inventory to a net realizable value of zero upon receiving regulatory approval of Lonca based on a number of factors including the existence of inventory on hand and estimated demand as well as the expiration of such product.
Property, plant and equipment	Property, plant and equipmentAll property, plant and equipment is stated at historical cost less accumulated depreciation. Historical cost includes expenditure that is directly attributable to the acquisition of the items.
Intangible assets	Intangible assets
Licenses
Licenses acquired are capitalized as intangible assets at historical cost. Licenses with definite-useful lives are amortized over their useful lives, which are determined on a basis of the expected pattern of consumption of the expected future economic benefits embodied in the licenses and which therefore commence only once the necessary regulatory and marketing approval has been received. Prior to regulatory and marketing approval, licenses are treated as indefinite-lived assets and not amortized. These licenses are tested annually for impairment in the last quarter of each fiscal year and more frequently if events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable.
Amortization and impairment of licenses
Prior to regulatory and marketing approval, impairment of indefinite-lived licenses is charged to research and development expenses. Subsequent to regulatory and marketing approval, amortization of licenses will be charged to cost of goods sold.
See note 16, “Intangible assets” for further information.

Investments in joint ventures	Investments in joint venturesA joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control. An investment in a joint venture is accounted for using the equity method from the date on which the investee becomes a joint venture. Under the equity method, an investment in a joint venture is recognized initially in the Consolidated Balance Sheet at cost and adjusted thereafter to recognize the Company’s share of the profit or loss, other comprehensive income or loss of the joint venture, distributions from the joint venture and other adjustments to the Company’s proportionate interest in the joint venture. The Company’s initial investment is recorded as an Interest in joint venture in the Consolidated Balance Sheet. The Company’s proportionate share of net income or losses of equity investments is included within Share of results with joint venture in the Consolidated Statement of Operation. The Company’s carrying value of its investment in a joint venture increases or decreases in relation to the Company’s proportionate share of comprehensive income or loss of the joint venture. When the Company’s share of losses of a joint venture exceeds the Company’s interest in that joint venture less the carrying value of the deferred gain described below, the Company ceases to recognize its share of further losses. Additional losses are recognized only to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of the joint venture. In connection with the Company’s initial investment, the gain resulting from the transaction was only recognized to the extent of the unrelated investors’ equity interest in the joint venture, which resulted in a deferred gain for a portion of the Company’s initial investment. The Company will begin to recognize the deferred gain upon the commercialization of any or all the licensed intellectual property by the joint venture. The deferred gain will be recognized over the estimated commercialization period in which a licensed product is developed and approved using a systematic approach that approximates the pattern of consumption of the licensed intellectual property by the joint venture. Investments accounted for under the equity method are assessed for potential impairment on a regular basis based on qualitative factors.
Impairment of non-financial assets	Impairment of non-financial assetsNon-financial assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. An impairment loss is recognized for the amount by which the asset's carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset's fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows, adjusted for the risks specific to each asset, are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the general risks affecting the pharmaceutical industry. For the purpose of impairment testing, assets are grouped together into the smallest group of assets that generate cash inflows from continuing use that are largely independent of the cash flows of other assets (“cash-generating units”). Impairment losses are recognized in the Consolidated Statement of Operation. Prior impairments of non-financial assets are reviewed for possible reversal of the impairment at each reporting date.
Employee benefits	Employee benefits
Employee Benefit Programs
Group companies operate defined benefit and defined contribution pension schemes in accordance with the local conditions and practices in the countries in which they operate. The defined benefit schemes are generally funded through payments to insurance companies or trustee-administered funds, determined by periodic actuarial calculations. A defined contribution plan is a pension plan under which the Group pays fixed contributions into a separate entity (a fund) and has no legal or constructive obligations to pay further contributions if the fund does not hold sufficient assets to pay all employees the benefits relating to employee service in the current and prior periods. A defined benefit plan is a pension plan that is not a defined contribution plan. Typically, defined benefit plans define an amount of pension benefit that an employee will receive on retirement, usually dependent on one or more factors such as age, years of service and compensation. However, as is the case with many Swiss pension plans, although the amount of ultimate pension benefit is not defined, certain legal obligations of the plan nevertheless create constructive obligations on the employer to pay further contributions to fund an eventual deficit. This results in the plan being accounted for as a defined benefit plan.
The liability recognized in the balance sheet in respect of defined benefit pension plans is the present value of the defined benefit obligation at the end of the reporting period less the fair value of plan assets. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms to maturity that approximate the terms of the related pension obligation.
The current service cost of the defined benefit plan, recognized in the Consolidated Statement of Operation in employee benefit expenses, except where included in the cost of an asset, reflects the increase in the defined benefit obligation resulting from employee service in the current year.
Past service costs, resulting from a plan amendment or curtailment, are recognized immediately in the Consolidated Statement of Operation.
The net interest cost is calculated by applying the discount rate to the net balance of the present value of the defined benefit obligation and the fair value of plan assets. This cost is included in employee benefit expenses in the Consolidated Statement of Operation.
Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to equity within the Consolidated Statement of Other Comprehensive Loss in the period in which they arise.
For defined contribution plans, the company pays contributions to publicly or privately administered pension insurance plans on a mandatory, contractual or voluntary basis. Once the contributions have been paid, the company has no further payment obligations. The contributions are recognized as employee benefit expenses in the Consolidated Statement of Operation. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available.
See note 20, “Pension obligations” for further information.
Share-based compensation expense
The fair value of shares or options granted, respectively, under share purchase or share option plans is recognized as an employee share-based compensation expense with a corresponding increase in equity. The total amount to be expensed is determined by reference to the fair value of the shares or options granted:
–including any market performance conditions;
–excluding the impact of any service and non-market performance vesting conditions; and
–including the impact of any non-vesting conditions.
The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied. At the end of each period, the entity revises its estimate of the number of options that are expected to vest based on the non-market vesting and service conditions. It recognizes the impact of the revision to original estimate, if any, within the Consolidated Statement of Operation, with a corresponding adjustment to equity.

The proceeds received upon the exercise of options are net of any directly attributable transaction costs and are credited directly to equity.
See note 22, “Share-based compensation expense” for further information.
Share capital and share premium	Share capital and share premium
Share capital
The Company has issued one class of common shares, which is classified as equity (see note 23, “Share Capital”).
Share premium
Amounts of contribution in excess of par value are accounted for as share premium. Share premium also arises from additional capital contributions from shareholders. Incremental costs directly attributable to equity transactions such as the issue of new capital shares are shown in equity as a deduction, net of tax, from the proceeds within share premium. Transaction costs that relate to equity and non-equity transactions are allocated to those transactions using a basis of allocation that is rational and a consistent methodology with previous transactions.

Treasury shares	Treasury sharesTreasury shares are recognized at acquisition cost and deducted from shareholders’ equity at the time of acquisition, until they are cancelled. Where such shares are subsequently sold, any consideration received is included in shareholders’ equity.
Leases	Leases
This policy concerns instances where a Group company is the lessee.
Leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the group. Each lease payment is allocated between the liability and the finance cost. The finance cost is charged to the Consolidated Statement of Operation over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis.
The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be determined, the lessee’s incremental borrowing rate is used, being the rate that the lessee would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions.
Right-of-use assets are measured at cost comprising the following:
–the amount of the initial measurement of lease liability;
–any lease payments made at or before the commencement date less any lease incentives received;
–any initial direct costs, and
–restoration costs.
The lease term is considered to be the non-cancellable period of a lease, together with both:
–periods covered by an option to extend the lease if the Company is reasonably certain to exercise that option; and
–periods covered by an option to terminate the lease if the Company is reasonably certain not to exercise that option.
Assumptions as to whether the Company is reasonably likely to exercise any extension or termination options have been individually assessed based on the Company’s plans.
The policy of recognizing right-of-use assets and lease liabilities is not applied to short-term (under 12 months) or low value leases.
For deferred tax purposes, the Group considers the net effect of temporary differences arising from the right-of-use asset and the lease liabilities.
In 2018 and prior years, leases in which a significant portion of the risks and rewards of ownership are retained by the lessor were classified as operating leases. Payments made under operating leases (net of any incentives received from the lessor) were charged to the Consolidated Statement of Operation on a straight-line basis over the period of the lease.

Convertible loans	Convertible loans
The Company entered into a USD 115.0 million Facility Agreement (the “Facility Agreement”) (see note 21, “Convertible loans”) on April 24, 2020, pursuant to which the counterparty agreed to extend senior secured convertible term loans to the Company in two separate disbursements:
(i)an initial disbursement of convertible loans in the amount of USD 65.0 million upon the completion of the IPO, and satisfaction of certain other conditions (the “first tranche”) and
(ii)a subsequent disbursement of convertible loans in the amount of USD 50.0 million upon the receipt of regulatory approval for Lonca, and satisfaction of certain other conditions (the “second tranche”).
Accounting for the first tranche
On May 19, 2020, the Company received convertible loans in the amount of USD 65.0 million upon completion of the IPO. These convertible loans have been recognized as a hybrid financial instrument and accounted for as two separate components: (i) a loan and (ii) an embedded conversion option derivative.
(i)The embedded conversion option derivative was initially measured at fair value and is subsequently remeasured to fair value at each reporting date. Under IAS 32, this derivative could have been classified as a component of equity only if in all cases the contract would be settled by the Company delivering a fixed number of its own equity instruments in exchange for a fixed amount of cash or debt redemption. However, the agreement foresees, in the event of a major transaction, the payment of “make-whole” amounts that would have to be computed in the light of the circumstances and are therefore not fixed. As a result, the derivative is presented in the balance sheet as a liability and classified as non-equity in accordance with IFRS 9 and IAS 32. Changes in the fair value (gains or losses) of the derivative at the end of each period are recorded in the Consolidated Statement of Operation.
(ii)The convertible loan’s initial fair value is the residual amount of the consideration received, net of attributable costs, after separating out the fair value of the embedded conversion option derivative. The loan is subsequently measured at its amortized cost in accordance with IFRS 9. It is presented as a financial liability in the Consolidated Balance Sheet.
Expenses and fees payable upon the issuance of the first tranche of convertible loans were allocated pro rata to the above two components. The share of expenses allocated to the embedded conversion option derivative was charged directly to the Consolidated Statement of Operation, while the share of expenses allocated to the residual convertible loan was deducted from the loan.
Accounting for the second tranche
The Company is obligated to draw down the second tranche in the amount of USD 50.0 million upon receipt of regulatory approval for Lonca. However, the second tranche will automatically terminate if the Company has not received the regulatory approval on or prior to December 31, 2021. This obligation has been accounted for as a derivative, and presented in the Consolidated Balance Sheet as a financial liability. Changes in the fair value (gains or losses) of the derivative at the end of each period are recorded in the Consolidated Statement of Operation.

Revenue recognition	Revenue recognition
To date, the Company has not generated any revenue from the sale of its product candidates. Revenue is measured at the fair value of the consideration received or receivable for the sale of services in the ordinary course of the Group’s activities. Revenue is shown net of value-added tax, rebates and discounts and after eliminating sales within the Group.
The Company recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. To determine revenue recognition, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Company applies the five-step model to contracts only when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inception, the Company assesses the goods or services promised within each contract, determines those that are performance obligations and assesses whether each promised good or service is distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.
Performance obligation satisfied to the state of completion - deferred contract revenue amortization
When the outcome of a transaction involving the rendering of services can be estimated reliably, revenue is recognized according to the stage of completion of the transaction at the end of the period using the cost input method. Under this method, revenue is recognized in the accounting periods in which the services are rendered. The recognition of revenue on this basis provides full information on the extent of service activity and performance during a period.
To be able to estimate the outcome of a transaction reliably, the entity must be able to make a reliable estimate of total transaction revenue, the stage of completion and the costs to complete the transaction. The stage of completion is determined as the proportion of the transaction costs incurred for services rendered to date compared to the estimated total transaction costs.

Research and development (R&D) expenses	Research and development (“R&D”) expensesResearch expenditure is recognized in expense in the year in which it is incurred. Internal development expenditure is capitalized only if it meets the recognition criteria of IAS 38 “Intangible Assets”. Where regulatory and other uncertainties are such that the criteria are not met, which is almost invariably the case prior to approval of the drug by the relevant regulatory authority, the expenditure is recognized in the Consolidated Statement of Operation. When certain criteria are met, the Company may capitalize and amortize on a straight-line basis over its estimated useful life, internal development expenditures. To date, the Company has not capitalized any R&D expenses.
Selling and marketing ("S&M") expenses	Selling and marketing (“S&M”) expensesS&M expense is expensed when incurred and include employee expenses (including share-based compensation expense) for commercial employees, external costs related to commercialization (including professional fees, communication costs and IT costs and travel expenses). To date, depreciation expense and facility expense has not been material.
General and administrative ("G&A") expenses	General and administrative (“G&A”) expensesG&A expense is expensed when incurred and include employee expenses (including share-based compensation expense) for G&A employees, external costs (including in particular professional fees, communications costs and IT costs, facility expenses and travel expenses), G&A costs charged by related parties (including telecommunications costs), depreciation of property, plant and equipment, depreciation of right-of-use assets and amortization of intangible assets.
Current, deferred income tax and tax credit	Current, deferred income tax and tax credit
The tax expense for the period comprises current and deferred tax. Tax is recognized in the Consolidated Statement of Operation, except to the extent that it relates to items recognized in other comprehensive loss or directly in equity; in this case the related tax is recognized in other comprehensive loss or directly in equity, respectively.
The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet date in the countries where the Company and its subsidiaries operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.
Taxes on income are accrued in the same periods as the revenues and expenses to which they relate. Current income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the taxation authorities.
Deferred income tax is recognized, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the Consolidated Financial Statements. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill. The deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.
Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences or the unused tax losses can be utilized.
Deferred income tax assets from tax credit carryforwards are recognized to the extent that the national tax authority confirms the eligibility of such a claim and that the realization of the related tax benefit through future taxable profits is probable.
Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income tax assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

Loss per share	Loss per shareBasic loss per share is calculated by dividing the net loss attributable to shareholders by the weighted average number of common shares in issue during the year, excluding common shares owned by the Company and held as treasury shares. See note 27, “Loss per share.”Diluted loss per share adjusts the shares used in the determination of basic loss per share to take into account the after-tax effect of interest and other financing costs associated with potentially dilutive common shares, if applicable, and the weighted average number of ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares (share option plans and convertible loans). See note 22, “Share-based compensation expense” and note 21, “Convertible loans”, respectively.
Segment reporting	Segment reporting
The Company is managed and operated as one business. A single management team that reports to the chief executive officer comprehensively manages the entire business. Accordingly, the Company views its business and manages its operations as one operating segment. Revenue is attributable to the Company’s country of domicile, Switzerland.
The Company has locations in three regions: Switzerland, the United Kingdom and the United States. An analysis of non-current assets by geographic region is presented in note 13, “Non-current assets by geographic area”.

New, amended, and recently adopted IFRS standards	New and amended IFRS standards
There are no new IFRS standards, amendments to standards or interpretations that are mandatory for the financial year beginning on January 1, 2020, that are relevant to the Group and that have had any impact in the interim periods. New standards, amendments to standards and interpretations that are not yet effective, which have been deemed by the Group as currently not relevant, and hence are not listed here.
(ii)Recently adopted IFRS standards
IFRS 16 “Leases” has been adopted by the Group from January 1, 2019. Under IAS 17, lessees were required to make a distinction between a finance lease (on balance sheet) and an operating lease (off balance sheet). IFRS 16 now requires lessees to recognize an asset, being the right to use the leased item, and a financial liability, reflecting future lease payments, for virtually all lease contracts, though there is an optional exemption for certain short-term leases and leases of low-value assets.
The Group has applied the modified retrospective approach, which requires the recognition of the cumulative effect of initially applying IFRS 16 as of January 1, 2019 to accumulated losses without restating prior years. Since the Group recognized the right-of-use assets at an amount equal to the lease liabilities there was no impact on accumulated losses. The new accounting policy for leases is set out in note 3.12, “Leases”.
The Group has elected to apply the following practical expedients in adopting IFRS 16: (i) not to recognize right-of-use assets and lease liabilities for leases of low value, (ii) to apply hindsight in determining the lease term for contracts which contain certain options to extend or terminate the lease, (iii) to account for each lease component and any non-lease components as a single lease component, (iv) to rely on its assessment of whether leases were onerous by applying IAS 37 Provisions, Contingent Liabilities and Contingent Assets immediately before the date of application, and (v) to exclude initial direct costs for the measurement of the right-of-use asset at the date of initial application.